TRANSACTIONS WITH QUESTEX AND NEWMONT CORPORATION - Footnote (Details) - QuestEx	Jun. 01, 2022 CAD ($) Y shares
Ifrs Assets Acquisition [Line Items]
Number of shares outstanding on which consideration is computed	28,844,947
Number of replacement options granted for consideration	77,158
Number of options available at Acquiree for replacement options	2,102,676
Options - Expected life (years) | Y	2.7
Options - Annualized volatility (%)	60.00%
Options - Dividend rate (%)	0.00%
Options - Risk-free interest rate (%)	2.78%
Number of share of QuestEx held by Skeena at the time of acquisition	5,668,642
Fair market value of shares held by Skeena in QuestEx | $	$ 5,499,000
Transaction costs | $	$ 350,000
Replacement warrants
Ifrs Assets Acquisition [Line Items]
Number of replacement warrants issued	150,691
Number of warrants available at Acquiree for replacement warrants	4,107,557
Replacement warrants | Warrants - Expected life (years)
Ifrs Assets Acquisition [Line Items]
Measurement input | Y	0.3
Replacement warrants | Warrants - Annualized volatility (%)
Ifrs Assets Acquisition [Line Items]
Measurement input	35
Replacement warrants | Warrants - Dividend rate (%)
Ifrs Assets Acquisition [Line Items]
Measurement input	0
Replacement warrants | Warrants - Risk-free interest rate (%)
Ifrs Assets Acquisition [Line Items]
Measurement input	2.74